SHAREHOLDERS DEFICIT	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SHAREHOLDERS DEFICIT
NOTE 6 - SHAREHOLDERS' DEFICIT

6. SHAREHOLDERS’ DEFICIT

Authorized shares

As of September 30, 2020 and December 31, 2020, the Company authorized two classes of stock; 500,000,000 shares of common stock at par value of $0.001 and 175,000,000 Class A preferred stock at par value of $0.001.

Issued and outstanding shares

On April 13, 2021, the Company entered into a Stock Purchase Agreement with Leung Tin Lung David, the Company’s sole director, President and Chief Executive Officer, and majority stockholder, pursuant to which the Company sold to Mr. Leung one share of Series A Preferred Stock in exchange for 169,000,000 shares of common stock of the Company. The Company subsequently canceled and returned to its authorized capital stock the 169,000,000shares of common stock purchased from Mr. Leung.

For the nine months ended September 30, 2021, the Company issued 150,000 shares of common stock to SEC counsel for legal service at the current market price of $0.2781 per share, totaling $41,715.

Also, for the nine months ended September 30, 2021, the Company issued 495,000shares of common stock to EMA Financial LLC for the conversion of the convertible bond totaling $13,836.

As of September 30, 2021 and December 31, 2020, 1 and 0 preferred shares issued and outstanding.

As of September 30, 2021 and December 31, 2020, 171,913,500 and 340,268,500 common shares issued and outstanding.

6. SHAREHOLDERS’ DEFICIT

Preferred Stock

Authorized shares

The Company was authorized to issue 175,000,000 shares of Class A preferred stock at par value of $0.001. Any class of preferred stock may have preferential voting rights, liquidation rights or other rights with respect to the class of common stock. These preferential rights may have anti-takeover effects and may also result in the dilution of the common stockholders; equity interest and earnings per share.

Issued and outstanding shares

As of December 31, 2020 and 2019, no Class A preferred stock was issued and outstanding.

Common Stock

Authorized shares

The Company was authorized to issue 500,000,000 shares of common stock at par value of $0.001.

Issued and outstanding shares

On October 23, 2020, the Company issued 19,400,000 shares of common stock at $0.21 per share under the Plan to compensate certain consultants and service providers in rendering the services to the Company in the amount of $4,074,000 and charged to the operations.

As of December 31, 2020, 340,268,500 common shares issued and outstanding.

Stock Option Plan

On October 19, 2020, the Company approved the 2020 Stock Incentive Plan (the “Plan”) and authorized the director to issue the maximum shares of common stock of 20,000,000 shares at a price of $0.21 per share under the Plan.

On October 23, 2020, the Company issued 19,400,000 shares of common stock at $0.21 per share under the Plan to compensate certain consultants and service providers in rendering the services to the Company.

As of December 31, 2020, 600,000 shares are not issued under the Plan.